Mineral Properties, Plant and Equipment - Additional Information (Details) $ in Thousands			12 Months Ended
	Jul. 12, 2021 USD ($)	Jun. 28, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Feb. 22, 2019 shares right
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 33,500		$ 45,798	$ 22,474
Gains (losses) on disposals of property, plant and equipment	$ 32,500
Smelter royalty percentage retained	2.00%
Maverix Metals Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of property, plant and equipment, classified as investing activities		$ 9,500
Number of shares issued (shares) | shares		491,071
Value of investment disposed			$ (2,600)
Gains (losses) on disposals of property, plant and equipment		$ 800
Tahoe Resources, Inc [member] | Fair value estimate of the CVRs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued (shares) | shares			15,600,034	15,600,034	15,600,208
Number of CVRs issued | right					313,887,490